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[LOGO OF ReedSmith]                                               Reed Smith LLP
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W. THOMAS CONNER                                     Washington, D.C. 20005-3373
Direct Phone: +1 202 414 9208                                    +1 202 414 9200
Email: tconner@reedsmith.com                                 Fax +1 202 414 9299
                                                                   reedsmith.com

November 14, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644

Re:  Post-Effective Amendment No. 9
     Metropolitan Life Insurance Company
     Metropolitan Life Separate Account E
     File Nos. 333-162586/811-04001

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account E (the "Separate Account"), we are filing Post-Effective Amendment No. 9 (the "Amendment") to the Registration Statement (the "Registration Statement") on Form N-4 for certain variable annuity contacts, known as the "MetLife Growth and Income" variable annuity contracts. The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended.

The Amendment reflects the Company's responses to the comments received from the staff of the Securities and Exchange Commission ("Staff") and has been marked to show changes from Post-Effective Amendment No. 7 to the Registration Statement. (Post-Effective Amendment No. 8 was filed as a "Form BXT" for the sole purpose of delaying the effective date of Post-Effective Amendment No. 7.)

Pursuant to Rule 461 under the 1933 Act, the Company and the Account's principal underwriter have submitted requests for acceleration of effectiveness of the above-referenced registration statement to November 14, 2014, at 4:30 or 5:00 P.M. The Company would very much appreciate any assistance the Staff could provide in meeting such requests.

If you have any questions or comments regarding the Registration Statement, please call the undersigned at (202) 414-9208 or Peggy Hemminger (412) 288-7204.

Very truly yours,

/s/ W. Thomas Conner
-----------------------
W. Thomas Conner

WC:cr

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